Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Ownership percentage	49.00%
Payments to acquire equity method investments	$ 2,450	$ 0	$ 0
Majority investor, ownership percentage	51.00%
Oncacare
Related Party Transaction [Line Items]
Equity method investment, aggregate cost	$ 4,900
Ownership percentage	49.00%
Subsidiaries | DS Biopharma Limited
Related Party Transaction [Line Items]
Revenue earned from related parties	$ 321	95
Amounts due from related parties	$ 41	$ 36